Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity for the year ended December 31, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2022	-	-
Granted	366,172	$1.275
Options outstanding as of December 31, 2023	366,172	$1.275
Granted	227,804	$1.275
Forfeited	(75,656)	$1.275
Options outstanding as of December 31, 2024	518,320	$1.275
Granted	199,731	$1.539
Forfeited	(142,988)	$1.376
Options outstanding as of December 31, 2025	575,063	$1.341
Options exercisable as of December 31, 2025	135,231	$1.275

Schedule of Fair Value of Options Granted

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2025. The following assumptions were applied in determining the options’ fair value on their grant date:

	2025	2024	2023
Risk-free interest rate	3.5% - 4.37%	3.9% - 4.11%	4.51% - 4.67%
Expected option term (years)	2.6 – 3.79	3.8 - 5	3.8 – 5
Expected share price volatility	95.9% - 98.0%	77.3% - 84.3%	61.1% - 66.3%

Schedule of RSUs Activity

A summary of the RSUs activity for the year ended December 31, 2025 is as follows:

	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Restricted share units outstanding as of December 31, 2024	0	$0
Granted	1,660,165	$1.063
Exercised	(811,398)	$1.13
Forfeited	(262,183)	$0.844
Restricted share units outstanding as of December 31, 2025	586,584	$1.069

Schedule of Share-Based Compensation Expenses

A summary of share-based compensation expenses recognized in the income statement for the year ended December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Cost of Sales expenses	5,945	1,520	350
Research and development expenses	51,330	17,169	2,882
Selling and marketing expenses	37,691	4,617	2,066
General and administrative expenses	1,138,297	52,051	9,517
Total	1,233,263	75,357	14,815